    As filed with the Securities and Exchange Commission on January 27, 2005
================================================================================
                                                    1933 Act File No.  333-_____
                                                    1940 Act File No.  811-21674

                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2
                        (Check appropriate box or boxes)

[X]     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]     Pre-Effective Amendment No. _____
[ ]     Post-Effective Amendment No. _____

                and
[X]     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]     Amendment No. 4

                     Nuveen Equity Premium Opportunity Fund
          Exact Name of Registrant as Specified in Declaration of Trust

                 333 West Wacker Drive, Chicago, Illinois 60606
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (800) 257-8787
               Registrant's Telephone Number, including Area Code

                               Jessica R. Droeger
                          Vice President and Secretary
                              333 West Wacker Drive
                             Chicago, Illinois 60606
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

      Stacy H. Winick                 Eric F. Fess          Cynthia G. Cobden
       Bell, Boyd &                    Chapman and          Simpson Thacher &
        Lloyd PLLC                      Cutler LLP             Bartlett LLP
1615 L Street, N.W., Suite 1200       111 W. Monroe        425 Lexington Avenue
     Washington, DC  20036          Chicago, IL 60603       New York, NY 10017

                  Approximate Date of Proposed Public Offering:

 As soon as practicable after the effective date of this Registration Statement

                                   ----------

        If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

        It is proposed that this filing will become effective (check appropriate box)

        [ ]     when declared effective pursuant to section 8(c).

        [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-120613.

                                   ----------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

===============================================================================
                                                  Proposed Maximum
    Title of                    Proposed Maximum      Aggregate      Amount of
   Securities     Amount Being   Offering Price       Offering      Registration
Being Registered   Registered       Per Unit          Price (1)        Fee
--------------------------------------------------------------------------------
Common Shares,
$0.01 par value    300,000
("Shares")        Shares (2)        $20.00           $6,000,000       $706.20
================================================================================
(1)     Estimated solely for the purpose of calculating the registration fee.

(2) All of which may be purchased pursuant to an over-allotment option of 6,800,000 Shares granted by the Registrant to the Underwriters.

================================================================================

                                EXPLANATORY NOTE

        This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-120613) filed by Nuveen Equity Premium Opportunity Fund (the "Registrant") with the Securities and Exchange Commission, as amended, declared effective on January 26, 2005, are incorporated herein by reference.

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

        1.      Financial Statements:

        Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and are incorporated herein by reference.

        2.      Exhibits:

a.1 Declaration of Trust dated November 11, 2004. Filed on November 19, 2004 as Exhibit a to the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

b. By-laws of Registrant. Filed on November 19, 2004 as Exhibit b to the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

c.      None.

d.      Not Applicable.

e. Terms and Conditions of the Automatic Dividend Reinvestment Plan. Filed on December 22, 2004 as Exhibit e to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

f.      None.

g.1 Investment Management Agreement between Registrant and Nuveen Asset Management dated November 24, 2004. Filed on December 22, 2004 as Exhibit g.1 to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

g.2 Investment Sub-Advisory Agreement between Nuveen Asset Management and Gateway Investment Advisers, L.P. dated January 26, 2004.

h.1     Form of Underwriting Agreement.

h.2     Form of Salomon Smith Barney Inc. Master Selected Dealer Agreement.

h.3     Form of Nuveen Master Selected Dealer Agreement.

h.4     Form of Salomon Smith Barney Inc. Master Agreement Among Underwriters.

h.5     Form of Dealer Letter Agreement.

i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. Filed on December 22, 2004 as
        Exhibit i to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

j. Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 19, 2002.

k.1 Shareholder Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002. Filed on January 25, 2005 as Exhibit k.1 to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

k.2 Expense Reimbursement Agreement between Registrant and Nuveen Asset Management dated November 24, 2004. Filed on December 22, 2004 as Exhibit k.2 to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

k.3 Form of License Agreement between Standard & Poor's and Nuveen Investments, LLC.

k.4 Form of Amendment No. 1 to License Agreement between Standard & Poor's and Nuveen Asset Management.

k.5     Form of License Agreement between NASDAQ and Registrant.

l.1 Opinion and consent of Bell, Boyd & Lloyd LLC. Filed on December 22, 2004 as Exhibit l.1 to Pre-effective Amendment No. 1 the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

l.2 Opinion and consent of Bingham McCutchen LLP. Filed on December 22, 2004 as Exhibit l.2 to Pre-effective Amendment No. 1 the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

l.3     Consent of Bell, Boyd & Lloyd LLC.

l.4     Consent of Bingham McCutchen LLP.

m.      None.

n.      Consent of PricewaterhouseCoopers LLP.

o.      None.

p. Subscription Agreement of Nuveen Asset Management dated January 6, 2005. Filed on January 25, 2005 as Exhibit p to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

q.      None.

r.1 Code of Ethics of Nuveen Exchange - Traded Funds and Nuveen Asset Management. Filed on December 22, 2004 as Exhibit r.l to Pre-effective Amendment No. 1 the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

r.2 Code of Ethics of Gateway Investment Advisors, L.P. Filed on December 22, 2004 as Exhibit r.l to Pre-effective Amendment No. 1 the Registrant's Registration Statement on Form N-2 (File No. 333-120613) and incorporated herein by reference.

s.      Powers of Attorney.

Item 25: Marketing Arrangements.

        See Sections 3, 5 and 6(n) of the Form of Underwriting Agreement filed as Exhibit h.1 to the Registration Statement.

        See the Introductory Paragraph and Sections 2 and 3(d) of the Form of Salomon Smith Barney Inc. Master Selected Dealer Agreement filed as Exhibit h.2 to the Registration Statement and the Introductory Paragraph and Sections 2 and 3 of the Form of Nuveen Master Selected Dealer Agreement filed as Exhibit h.3 to the Registration Statement.

        See the Introductory Paragraph and Sections 1.2, 3.1, 3.2, 3.4-3.8, 4.1, 4.2, 5.1-5.4, 6.1, 10.9 and 10.10 of the Form of Salomon Smith Barney Inc. Master Agreement Among Underwriters filed as Exhibit h.4 to the Registration Statement.

        See Paragraph e of the Form of Dealer Letter Agreement between Nuveen and the Underwriters filed as Exhibit h.5 to the Registration Statement.

Item 26: Other Expenses of Issuance and Distribution

        Securities and Exchange Commission fees                $    153,716.39
        National Association of Securities Dealers, Inc. fees        30,500.00
        Printing and engraving expenses                             625,000.00*
        Legal Fees                                                  200,000.00*
        Exchange listing fees                                        40,000.00*
        Blue Sky filing fees and expenses                             3,000.00*
        Underwriter's reimbursement                                 227,900.00*
        Miscellaneous expenses                                       19,883.80*
                                                               ----------------
                Total                                          $  1,300,000.00*
                                                               ================

* Nuveen Asset Management has contractually agreed to reimburse the Fund for fees and expenses in the amount of 0.30% of average daily Managed Assets of the Fund for the first five full years of the Fund's operations (through January 31, 2010), 0.22% of average daily Managed Assets in year six, 0.14% in year seven and 0.07% in year eight. Without the reimbursement, "Total Annual Expenses" would be estimated to be 1.00% of average daily net assets attributable to Common Shares. Nuveen has agreed to pay (i) all organizational expenses of the Fund and (ii) offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share (0.20% of offering price).

Item 27: Persons Controlled by or under Common Control with Registrant

        Not applicable.

Item 28: Number of Holders of Securities

        At January 26, 2005

                                                      Number of
                Title of Class                     Record Holders
                --------------                     --------------
        Common Shares, $0.01 par value                    1

Item 29: Indemnification

        Section 4 of Article XII of the Registrant's Declaration of Trust provides as follows:

        Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

        No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

        (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

        (ii)    by written opinion of independent legal counsel.

        The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

        Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this
Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

        (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

        (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

        As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

        As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

        The trustees and officers of the Registrant are covered by Investment Trust Directors and Officers and Errors and Omission policies in the aggregate amount of $50,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $500,000 deductible, which does not apply to individual trustees or officers.

        Section 9 of the Form of Underwriting Agreement filed as Exhibit h.1 to the Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Adviser

        Nuveen Asset Management ("NAM") serves as investment adviser to separately managed accounts and to the following open-end management type investment companies: Nuveen Investment Trust - Nuveen NWQ Small Cap Value Fund, Nuveen NWQ Value Opportunities Fund and Nuveen NWQ Global Value Fund, and Nuveen Investment Trust III - Nuveen Core Bond Fund, Nuveen High Yield Bond Fund and Nuveen Short Duration Bond Fund.

        NAM has no other clients or business at the present time. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser who serve as officers or Trustees of the Registrant has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Part B of this Registration Statement. Such information for the remaining senior officers of NAM appears below:

                                         Other Business Profession, Vocation
  Name and Position with NIAC           or Employment During Past Two Years
------------------------------         ---------------------------------------
John P. Amboian
President and Director................ President and Director of Nuveen
                                       Investments, Inc., Nuveen Investments,
                                       LLC, Nuveen Advisory Corp., Nuveen Asset
                                       Management, Rittenhouse Asset Management,
                                       Inc., Nuveen Investments Advisors Inc.
                                       and Nuveen Investments Holdings, Inc.

Alan G. Berkshire
Senior Vice President and Secretary... Senior Vice President, Secretary and
                                       General Counsel of Nuveen Investments,
                                       Inc., Nuveen Investments, LLC, Nuveen
                                       Asset Management, Rittenhouse Asset
                                       Management, Inc. and Nuveen Investments
                                       Holdings, Inc.; Senior Vice President
                                       and Secretary of Nuveen Advisory Corp.
                                       and Nuveen Investments Advisors Inc.;
                                       Assistant Secretary of NWQ Investment
                                       Management Company, LLC and Secretary
                                       of Symphony Asset Management, LLC

Mary E. Keefe, Managing Director
and Chief Compliance Officer.......... Managing Director and Chief Compliance
                                       Officer (since June 2004) of Nuveen
                                       Investments, Inc., Nuveen Investments,
                                       LLC, Nuveen Investments Advisors Inc.,
                                       Nuveen Asset Management, Nuveen Advisory
                                       Corp., Nuveen Investments Institutional
                                       Services Group LLC and Rittenhouse Asset
                                       Management, Inc.; Head of Global
                                       Compliance (January 2004 - May 2004)
                                       Citadel Investment Group; Director,
                                       Midwest Regional Office (1994 - 2003)
                                       United States Securities and Exchange
                                       Commission.
Margaret E. Wilson
Senior Vice President, Finance........ Senior Vice President, Finance of Nuveen
                                       Investments, Inc., Nuveen Investments,
                                       LLC, Nuveen Asset Management, Nuveen
                                       Advisory Corp., Rittenhouse Asset
                                       Management, Inc., Nuveen Investments
                                       Advisors Inc. and Nuveen Investments
                                       Holdings, Inc.

        Gateway Investment Advisers, L.P. currently is the investment adviser or subadviser to two mutual funds and a closed-end fund. The address for Gateway Investment Advisers, L.P. is 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209. See "Investment Advisers" in Part B of the Registration Statement.

        Set forth below is a list of each director and senior officer of Gateway, indicating each business, profession, vacation or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, parties or trustee.

                                         Other Business Profession, Vocation or
 Name and Position with Gateway             Employment During Past Two Years
 ------------------------------         ----------------------------------------
Walter G. Sall                          Chairman and Trustee, Gateway Trust and
Chairman and Chief Executive Officer    Gateway Variable Insurance Trust;
                                        Director, Melmedica Children's
                                        Healthcare, Inc.; Director, Anderson
                                        Bank Company of Cincinnati, OH

J. Patrick Rogers                       President, Gateway Trust and Gateway
President, Chief Investment Officer     Variable Insurance Trust; Trustee,
and Director Gateway                    Gateway Trust; Portfolio Manager,
                                        Gateway Fund and VIT Fund

Geoffrey Keenan                         Vice President, Gateway Trust and
Executive Vice President and Chief      Gateway Variable Insurance Trust
Operating Officer

Gary H. Goldschmidt                     Vice President and Treasurer, Gateway
Vice President and Chief Financial      Trust and Gateway Variable Insurance
Officer                                 Trust

Harry E. Merriken
Senior Vice President

Paul R. Stewart
Senior Vice President

Donna M. Squeri                         Secretary, Gateway Trust and Gateway
General Counsel and Secretary           Variable Insurance Trust

Item 31: Location of Accounts and Records

        Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

        Gateway Investment Advisers, L.P. is 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, maintains certain of its advisory material.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management.

Item 32: Management Services

        Not applicable.

Item 33: Undertakings

        1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        2.      Not applicable.

        3.      Not applicable.

        4.      Not applicable.

        5.      The Registrant undertakes that:

                a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

                b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

        6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 27th day of January, 2005.

                                        NUVEEN EQUITY PREMIUM OPPORTUNITY
                                        FUND

                                        By /s/ Jessica R. Droeger
                                           -------------------------------------
                                           Jessica R. Droeger, Vice President
                                           and Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

    Signature                  Title                         Date
    ---------                  -----                         ----

/s/ Stephen D. Foy         Vice President and         January 27, 2005
---------------------      Controller (Principal
Stephen D. Foy             Financial and Accounting
                           Officer)

/s/ Gifford R. Zimmerman   Chief Administrative       January 27, 2005
------------------------   Officer (Principal
Gifford R. Zimmerman       Executive Officer)

Timothy R. Schwertfeger*   Chairman of the Board      By: /s/ Jessica R. Droeger
                           and Trustee                    ----------------------
                                                          Jessica R. Droeger
                                                          Attorney-In-Fact
                                                          January 27, 2005
Robert P. Bremner*         Trustee

Lawrence H. Brown*         Trustee

Jack B. Evans*             Trustee

William C. Hunter*         Trustee

William J. Schneider*      Trustee

Judith M. Stockdale*       Trustee

* Original powers of attorney authorizing Jessica R. Droeger and Gifford R. Zimmerman, among others, to execute the Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf the Registration Statement is filed, have been executed and filed as exhibits.

                                INDEX TO EXHIBITS

a.1     Declaration of Trust dated November 11, 2004.*
b.      By-laws of Registrant.*
c.      None.
d.      Not Applicable.
e.      Terms and Conditions of the Automatic Dividend Reinvestment Plan.*
f.      None.
g.1 Investment Management Agreement between Registrant and Nuveen Asset Management dated November 24, 2004.*
g.2 Investment Sub-Advisory Agreement between Nuveen Asset Management and Gateway Investment Advisers, L.P. dated January 26, 2004.
h.1     Form of Underwriting Agreement.
h.2     Form of Salomon Smith Barney Inc. Master Selected Dealer Agreement.
h.3     Form of Nuveen Master Selected Dealer Agreement.
h.4     Form of Salomon Smith Barney Inc. Master Agreement Among Underwriters.
h.5     Form of Dealer Letter Agreement.
i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*
j. Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 19, 2002.
k.1 Shareholder Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002.*
k.2 Expense Reimbursement Agreement between Registrant and Nuveen Asset Management dated November 24, 2004.*
k.3 Form of License Agreement between Standard & Poor's and Nuveen Investments, LLC.
k.4 Form of Amendment No. 1 to License Agreement between Standard & Poor's and Nuveen Asset Management.
k.5     Form of License Agreement between NASDAQ and Registrant.
l.1     Opinion and consent of Bell, Boyd & Lloyd LLC.*
l.2     Opinion and consent of Bingham McCutchen LLP.*
l.3     Consent of Bell, Boyd & Lloyd LLC.
l.4     Consent of Bingham McCutchen LLP.
m.      None.
n.      Consent of PricewaterhouseCoopers LLP.
o.      None.
p.      Subscription Agreement of Nuveen Asset Management dated January 6,
        2005.*
q.      None.
r.1     Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Asset
        Management.*
r.2     Code of Ethics of Gateway Investment Advisers, L.P.*
s.      Powers of Attorney.
----------
*    Incorporated by reference - see Item 24